EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Non-current assets	$ 105,104	$ 108,354
Current assets	3,244	2,902
Total assets	108,485	111,643
Non-current liabilities	50,156	54,242
Current liabilities	16,680	12,326
Total liabilities	66,906	66,708
Partnership’s share of net assets	19,425	20,764	$ 22,698
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Non-current assets	73,927	75,715
Current assets	3,974	4,386
Total assets	77,901	80,101
Non-current liabilities	28,892	30,093
Current liabilities	7,293	5,786
Total liabilities	36,185	35,879
Assets (liabilities)	$ 41,716	$ 44,222